Stradley Ronon Stevens & Young, LLP
1250 Connecticut Avenue, N.W. Suite 500
Washington, DC 20036-2652

Aidan H. O’Connor
(202) 419-8406
aoconnor@Stradley.com

1933 Act Rule 497(e)
1933 Act File No. 333-155709
1940 Act File No. 811-22255

August 22, 2011

VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	EGA Emerging Global Shares Trust
File Nos. 333-155709 and 811-22255
Rule 497(e) Filing

Ladies and Gentlemen:

     Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement for the Funds as filed pursuant to Rule 497(e) under the 1933 Act on August 1, 2011 (Accession Number: 0000891092-11-004987). Questions related to this filing may be directed to the undersigned, at (202) 419-8406.

Very truly yours,

/s/ Aidan H. O’Connor

Aidan H. O’Connor

cc:	Robert C. Holderith
James J. Valenti
Michael D. Mabry
Laura Hatch